SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Pro Forma Adjustments
Future net cash flow
Future production cost
Future development cost
Future income tax
Undiscounted future net cash flow
10% annual discount for timing of cash flow
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Pro Forma
Future net cash flow	254,820
Future production cost	(77,339)
Future development cost	(50,721)
Future income tax	(36,443)
Undiscounted future net cash flow	90,317
10% annual discount for timing of cash flow	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	38,939
Red Mountain Resources, Inc.
Future net cash flow	117,238
Future production cost	(27,017)
Future development cost	(27,457)
Future income tax	(19,578)
Undiscounted future net cash flow	43,186
10% annual discount for timing of cash flow	(28,485)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	14,701
Cross Border Resources, Inc.
Future net cash flow	137,582
Future production cost	(50,322)
Future development cost	(23,264)
Future income tax	(16,865)
Undiscounted future net cash flow	47,131
10% annual discount for timing of cash flow	(22,893)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$ 24,238